UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23084

 NAME OF REGISTRANT:                     Series Portfolios Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John Hedrick, President
                                         Series Portfolios Trust c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6047

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


Rareview Longevity Income Generation Fund
--------------------------------------------------------------------------------------------------------------------------
  MORGAN STANLEY EMERGING MKTS                                                               Agenda Number:  934825831
--------------------------------------------------------------------------------------------------------------------------
        Security:  617477104
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2018
          Ticker:  EDD
            ISIN:  US6174771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nancy C. Everett                                          Mgmt          For                            For
       Michael F. Klein                                          Mgmt          For                            For
       W. Allen Reed                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN ASIA-PACIFIC INCOME FUND, INC.                                                     Agenda Number:  934729899
--------------------------------------------------------------------------------------------------------------------------
        Security:  003009107
    Meeting Type:  Annual
    Meeting Date:  29-Mar-2018
          Ticker:  FAX
            ISIN:  US0030091070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of class III Director: Martin J.                 Mgmt          Against                        Against
       Gilbert




--------------------------------------------------------------------------------------------------------------------------
 ADAMS NATURAL RESOURCES FUND, INC                                                           Agenda Number:  934730549
--------------------------------------------------------------------------------------------------------------------------
        Security:  00548F105
    Meeting Type:  Annual
    Meeting Date:  19-Apr-2018
          Ticker:  PEO
            ISIN:  US00548F1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Enrique R. Arzac                                          Mgmt          For                            For
       Kenneth J. Dale                                           Mgmt          For                            For
       Frederic A. Escherich                                     Mgmt          For                            For
       Roger W. Gale                                             Mgmt          For                            For
       Lauriann C. Kloppenburg                                   Mgmt          For                            For
       Kathleen T. McGahran                                      Mgmt          For                            For
       Craig R. Smith                                            Mgmt          For                            For
       Mark E. Stoeckle                                          Mgmt          Withheld                       Against

2.     The selection of PricewaterhouseCoopers LLP               Mgmt          For                            For
       as independent public auditors.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONVERTIBLE & INCOME                                                              Agenda Number:  934642213
--------------------------------------------------------------------------------------------------------------------------
        Security:  018828103
    Meeting Type:  Annual
    Meeting Date:  13-Jul-2017
          Ticker:  NCV
            ISIN:  US0188281036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BRADFORD K. GALLAGHER                                     Mgmt          For                            For
       DAVEY S. SCOON                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALPINE GLOBAL PREMIER PPTYS FD                                                              Agenda Number:  934719759
--------------------------------------------------------------------------------------------------------------------------
        Security:  02083A103
    Meeting Type:  Special
    Meeting Date:  14-Mar-2018
          Ticker:  AWP
            ISIN:  US02083A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          For                            For
       agreement between the Fund and Aberdeen
       Asset Managers Limited.

2.     To approve a sub-advisory agreement by and                Mgmt          For                            For
       among the Fund, Aberdeen Asset Managers
       Limited, and Aberdeen Asset Management Inc.

3.     DIRECTOR
       John Sievwright                                           Mgmt          For                            For
       P. Gerald Malone                                          Mgmt          For                            For
       Nancy Yao Maasbach                                        Mgmt          For                            For
       Martin Gilbert                                            Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 APOLLO SENIOR FLOATING RATE, INC                                                            Agenda Number:  934774248
--------------------------------------------------------------------------------------------------------------------------
        Security:  037636107
    Meeting Type:  Annual
    Meeting Date:  22-May-2018
          Ticker:  AFT
            ISIN:  US0376361079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Barry Cohen                                               Mgmt          No vote
       Elliot Stein, Jr.                                         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL ENERGY & RESOURCES                                                         Agenda Number:  934647631
--------------------------------------------------------------------------------------------------------------------------
        Security:  09250U101
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  BGR
            ISIN:  US09250U1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK INTL GROWTH & INCOME                                                              Agenda Number:  934647631
--------------------------------------------------------------------------------------------------------------------------
        Security:  092524107
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  BGY
            ISIN:  US0925241079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CBRE CLARION SECURITIES                                                                     Agenda Number:  934680237
--------------------------------------------------------------------------------------------------------------------------
        Security:  12504G100
    Meeting Type:  Annual
    Meeting Date:  16-Oct-2017
          Ticker:  IGR
            ISIN:  US12504G1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       T. RITSON FERGUSON                                        Mgmt          For                            For
       FREDERICK S. HAMMER                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CENTER COAST MLP & INFRASTRUCTURE FUND                                                      Agenda Number:  934712957
--------------------------------------------------------------------------------------------------------------------------
        Security:  151461100
    Meeting Type:  Special
    Meeting Date:  23-Jan-2018
          Ticker:  CEN
            ISIN:  US1514611003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE FUND AND BROOKFIELD
       INVESTMENT MANAGEMENT INC.

2A.    TO ELECT DAVID LEVI AS A CLASS I TRUSTEE,                 Mgmt          For                            For
       TO HOLD OFFICE UNTIL THE FUND'S 2018 ANNUAL
       MEETING OR UNTIL HIS SUCCESSOR HAS BEEN
       ELECTED AND QUALIFIED.

2B.    TO ELECT EDWARD A. KUCZMARSKI AS A CLASS II               Mgmt          For                            For
       TRUSTEE, TO HOLD OFFICE UNTIL THE FUND'S
       2019 ANNUAL MEETING OR UNTIL HIS SUCCESSOR
       HAS BEEN ELECTED AND QUALIFIED.

2C.    TO ELECT LOUIS P. SALVATORE AS A CLASS III                Mgmt          For                            For
       TRUSTEE, TO HOLD OFFICE UNTIL THE FUND'S
       2020 ANNUAL MEETING OR UNTIL HIS OR HER
       SUCCESSOR HAS BEEN ELECTED AND QUALIFIED.




--------------------------------------------------------------------------------------------------------------------------
 CLOUGH GLOBAL OPPORTUNITIES FUND                                                            Agenda Number:  934646312
--------------------------------------------------------------------------------------------------------------------------
        Security:  18914E106
    Meeting Type:  Annual
    Meeting Date:  03-Aug-2017
          Ticker:  GLO
            ISIN:  US18914E1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT BUTLER                                             Mgmt          Withheld                       Against
       KAREN DIGRAVIO                                            Mgmt          Withheld                       Against
       KEVIN MCNALLY                                             Mgmt          Withheld                       Against

02     BE IT RESOLVED, THAT THE SHAREHOLDERS OF                  Mgmt          For                            Against
       CLOUGH GLOBAL DIVIDEND AND INCOME TRUST
       {SIC*} (THE "TRUST") HEREBY REQUEST THAT
       THE BOARD OF TRUSTEES OF THE TRUST (THE
       "BOARD") TAKE ALL NECESSARY STEPS IN ITS
       POWER TO DECLASSIFY THE BOARD SO THAT ALL
       DIRECTORS ARE ELECTED ON AN ANNUAL BASIS
       STARTING AT THE NEXT ANNUAL MEETING OF
       SHAREHOLDERS. SUCH DECLASSIFICATION SHALL
       BE COMPLETED IN A MANNER THAT DOES NOT
       AFFECT THE UNEXPIRED TERMS OF THE
       PREVIOUSLY ELECTED TRUSTEES.




--------------------------------------------------------------------------------------------------------------------------
 DOUBLELINE OPPORTUNISTIC CREDIT FUND                                                        Agenda Number:  934723087
--------------------------------------------------------------------------------------------------------------------------
        Security:  258623107
    Meeting Type:  Annual
    Meeting Date:  23-Feb-2018
          Ticker:  DBL
            ISIN:  US2586231076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Raymond B. Woolson                                        Mgmt          For                            For
       Ronald R. Redell                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE MUNICIPAL INCOME TRUST                                                          Agenda Number:  934723897
--------------------------------------------------------------------------------------------------------------------------
        Security:  27826U108
    Meeting Type:  Annual
    Meeting Date:  22-Mar-2018
          Ticker:  EVN
            ISIN:  US27826U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cynthia E. Frost                                          Mgmt          For                            For
       Valerie A. Mosley                                         Mgmt          For                            For
       Susan J. Sutherland                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FLAHERTY & CRUMRINE/CLAYMORE TOTAL RTRN                                                     Agenda Number:  934737466
--------------------------------------------------------------------------------------------------------------------------
        Security:  338479108
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2018
          Ticker:  FLC
            ISIN:  US3384791089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Morgan Gust                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS MLP ENERGY                                                                    Agenda Number:  934731919
--------------------------------------------------------------------------------------------------------------------------
        Security:  38148G107
    Meeting Type:  Annual
    Meeting Date:  29-Mar-2018
          Ticker:  GER
            ISIN:  US38148G1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Caroline Dorsa                                            Mgmt          For                            For
       Lawrence W Stranghoener                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JOHN HANCOCK PREFERRED INCOME FUND III                                                      Agenda Number:  934711715
--------------------------------------------------------------------------------------------------------------------------
        Security:  41021P103
    Meeting Type:  Annual
    Meeting Date:  02-Feb-2018
          Ticker:  HPS
            ISIN:  US41021P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ANDREW G. ARNOTT                                          Mgmt          For                            For
       CHARLES L. BARDELIS                                       Mgmt          For                            For
       PETER S. BURGESS                                          Mgmt          For                            For
       THERON S. HOFFMAN                                         Mgmt          For                            For
       WARREN A. THOMSON                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAYNE ANDERSON MLP INVESTMENT CO                                                            Agenda Number:  934844312
--------------------------------------------------------------------------------------------------------------------------
        Security:  486606106
    Meeting Type:  Annual
    Meeting Date:  28-Jun-2018
          Ticker:  KYN
            ISIN:  US4866061066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    THE ELECTION OF ALBERT L. RICHEY AS                       Mgmt          No vote
       DIRECTOR FOR A TERM OF ONE YEAR AND UNTIL
       HIS SUCCESSOR IS ELECTED AND QUALIFIED.

1b.    THE ELECTION OF WILLIAM R. CORDES AS                      Mgmt          No vote
       DIRECTOR FOR A TERM OF TWO YEARS AND UNTIL
       HIS SUCCESSOR IS ELECTED AND QUALIFIED.

1c.    THE ELECTION OF BARRY R. PEARL AS DIRECTOR                Mgmt          No vote
       FOR A TERM OF TWO YEARS AND UNTIL HIS
       SUCCESSOR IS ELECTED AND QUALIFIED.

1d.    THE ELECTION OF KEVIN S. MCCARTHY AS                      Mgmt          No vote
       DIRECTOR FOR A TERM OF THREE YEARS AND
       UNTIL HIS SUCCESSOR IS ELECTED AND
       QUALIFIED.

1e.    THE ELECTION OF WILLIAM L. THACKER AS                     Mgmt          No vote
       DIRECTOR FOR A TERM OF THREE YEARS AND
       UNTIL HIS SUCCESSOR IS ELECTED AND
       QUALIFIED.

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          No vote
       PRICEWATERHOUSECOOPERS LLP AS KYN'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING NOVEMBER
       30, 2018.




--------------------------------------------------------------------------------------------------------------------------
 MFS INTERMEDIATE INCOME TRUST                                                               Agenda Number:  934671492
--------------------------------------------------------------------------------------------------------------------------
        Security:  55273C107
    Meeting Type:  Annual
    Meeting Date:  05-Oct-2017
          Ticker:  MIN
            ISIN:  US55273C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       STEVEN E. BULLER                                          Mgmt          For                            For
       MICHAEL HEGARTY                                           Mgmt          For                            For
       JOHN P. KAVANAUGH                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY FUND                                                                         Agenda Number:  934664067
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132P108
    Meeting Type:  Annual
    Meeting Date:  08-Sep-2017
          Ticker:  IIM
            ISIN:  US46132P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       TERESA M. RESSEL                                          Mgmt          For                            For
       LARRY SOLL                                                Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For
       CHRISTOPHER L. WILSON                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN                                                                            Agenda Number:  934668495
--------------------------------------------------------------------------------------------------------------------------
        Security:  64129H104
    Meeting Type:  Annual
    Meeting Date:  07-Sep-2017
          Ticker:  NML
            ISIN:  US64129H1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MARTHA C. GOSS                                            Mgmt          For                            For
       JAMES G. STAVRIDIS                                        Mgmt          For                            For
       CANDACE L. STRAIGHT                                       Mgmt          For                            For
       JOSEPH V. AMATO                                           Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN REAL ESTATE SEC INC FD                                                     Agenda Number:  934668495
--------------------------------------------------------------------------------------------------------------------------
        Security:  64190A103
    Meeting Type:  Annual
    Meeting Date:  07-Sep-2017
          Ticker:  NRO
            ISIN:  US64190A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MARTHA C. GOSS                                            Mgmt          For                            For
       JAMES G. STAVRIDIS                                        Mgmt          For                            For
       CANDACE L. STRAIGHT                                       Mgmt          For                            For
       JOSEPH V. AMATO                                           Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FD 3                                                    Agenda Number:  934654737
--------------------------------------------------------------------------------------------------------------------------
        Security:  67070X101
    Meeting Type:  Annual
    Meeting Date:  02-Aug-2017
          Ticker:  NZF
            ISIN:  US67070X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For
       ROBERT L. YOUNG                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN EQUITY PREMIUM INCOME FUND                                                           Agenda Number:  934734523
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706ER101
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  BXMX
            ISIN:  US6706ER1015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       William J. Schneider                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INS TAX-FREE ADV MUNI FUND                                                           Agenda Number:  934654737
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  02-Aug-2017
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For
       ROBERT L. YOUNG                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INSURED DIVIDEND ADV MUNI FUND                                                       Agenda Number:  934654737
--------------------------------------------------------------------------------------------------------------------------
        Security:  67071L106
    Meeting Type:  Annual
    Meeting Date:  02-Aug-2017
          Ticker:  NVG
            ISIN:  US67071L1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For
       ROBERT L. YOUNG                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INVESTMENTS                                                                          Agenda Number:  934654725
--------------------------------------------------------------------------------------------------------------------------
        Security:  67074M101
    Meeting Type:  Annual
    Meeting Date:  02-Aug-2017
          Ticker:  NEV
            ISIN:  US67074M1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For
       ROBERT L. YOUNG                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934734523
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       William J. Schneider                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY PREFERRED INCOME FUND 2                                                      Agenda Number:  934734523
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072C105
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  JPS
            ISIN:  US67072C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       William J. Schneider                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER DIVERSIFIED HIGH INCOME TRUST                                                       Agenda Number:  934667429
--------------------------------------------------------------------------------------------------------------------------
        Security:  723653101
    Meeting Type:  Annual
    Meeting Date:  21-Sep-2017
          Ticker:  HNW
            ISIN:  US7236531015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BENJAMIN M. FRIEDMAN                                      Mgmt          For                            For
       MARGARET B.W. GRAHAM                                      Mgmt          For                            For
       KENNETH J. TAUBES                                         Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 PIONEER HIGH INCOME TRUST                                                                   Agenda Number:  934667443
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369H106
    Meeting Type:  Annual
    Meeting Date:  21-Sep-2017
          Ticker:  PHT
            ISIN:  US72369H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BENJAMIN M. FRIEDMAN                                      Mgmt          For                            For
       MARGARET B.W. GRAHAM                                      Mgmt          For                            For
       KENNETH J. TAUBES                                         Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 PIONEER MUNICIPAL HIGH INCOME ADVANTAGE                                                     Agenda Number:  934667455
--------------------------------------------------------------------------------------------------------------------------
        Security:  723762100
    Meeting Type:  Annual
    Meeting Date:  21-Sep-2017
          Ticker:  MAV
            ISIN:  US7237621005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BENJAMIN M. FRIEDMAN                                      Mgmt          For                            For
       MARGARET B.W. GRAHAM                                      Mgmt          For                            For
       KENNETH J. TAUBES                                         Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 PIONEER MUNICIPAL HIGH INCOME TRUST                                                         Agenda Number:  934667467
--------------------------------------------------------------------------------------------------------------------------
        Security:  723763108
    Meeting Type:  Annual
    Meeting Date:  21-Sep-2017
          Ticker:  MHI
            ISIN:  US7237631087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BENJAMIN M. FRIEDMAN                                      Mgmt          For                            For
       MARGARET B.W. GRAHAM                                      Mgmt          For                            For
       KENNETH J. TAUBES                                         Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 REAVES UTILITY INCOME FUND                                                                  Agenda Number:  934737822
--------------------------------------------------------------------------------------------------------------------------
        Security:  756158101
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  UTG
            ISIN:  US7561581015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       E. Wayne Nordberg                                         Mgmt          For                            For
       Larry W. Papasan                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON EMERGING MKTS INCOME FUND                                                         Agenda Number:  934785924
--------------------------------------------------------------------------------------------------------------------------
        Security:  880192109
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2018
          Ticker:  TEI
            ISIN:  US8801921094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ann Torre Bates                                           Mgmt          For                            For
       David W. Niemiec                                          Mgmt          For                            For
       Larry D. Thompson                                         Mgmt          For                            For
       Robert E. Wade                                            Mgmt          For                            For

2.     To approve the elimination of the                         Mgmt          For                            For
       fundamental investment policy requiring the
       Fund to invest at least 65% of its total
       assets in U.S. dollar-denominated
       securities

3.     To approve an amended fundamental                         Mgmt          For                            For
       investment restriction regarding
       investments in commodities

4.     The ratification of the selection of                      Mgmt          For                            For
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Fund for the fiscal year
       ending December 31, 2018




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADV MULTI SECTOR INC FUND                                                       Agenda Number:  934717666
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987D101
    Meeting Type:  Annual
    Meeting Date:  05-Feb-2018
          Ticker:  ERC
            ISIN:  US94987D1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William R. Ebsworth                                       Mgmt          For                            For
       Jane A. Freeman                                           Mgmt          For                            For
       Judith M. Johnson                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  934769045
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2018
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Carol L. Colman                                           Mgmt          No vote
       Daniel P. Cronin                                          Mgmt          No vote
       Paolo M. Cucchi                                           Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Series Portfolios Trust
By (Signature)       /s/ John Hedrick
Name                 John Hedrick
Title                President
Date                 08/15/2018